UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09833

Investment Company Act File Number

Investment Grade Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Investment Grade Income Portfolio

September 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 35.0%

Security	Principal Amount (000’s omitted)	Value
Agriculture — 0.9%
Bunge, Ltd. Finance Corp., 3.20%, 6/15/17	$500	$518,391
Cargill, Inc., 4.10%, 11/1/42(1)	345	304,984
Lorillard Tobacco Co., 7.00%, 8/4/41	342	360,734

		$1,184,109

Automotive — 0.7%
Ford Motor Co., 7.45%, 7/16/31	$323	$395,192
General Motors Co., 6.25%, 10/2/43(1)	550	544,500

		$939,692

Banks — 6.2%
Ally Financial, Inc., 3.125%, 1/15/16	$520	$522,049
American Express Co., 6.80% to 9/1/16, 9/1/66(2)	300	319,125
Bank of America Corp., 3.30%, 1/11/23	645	605,657
Bank of America Corp., 5.65%, 5/1/18	561	633,874
Barclays Bank PLC, 5.00%, 9/22/16	380	419,759
Capital One Bank (USA), NA, 3.375%, 2/15/23	495	464,111
Citigroup, Inc., 3.375%, 3/1/23	45	42,924
Citigroup, Inc., 4.05%, 7/30/22	432	420,501
Citigroup, Inc., 4.50%, 1/14/22	503	528,271
CNH Capital, LLC, 3.875%, 11/1/15	350	362,250
Discover Financial Services, 3.85%, 11/21/22	258	246,722
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	129	143,306
KeyBank NA, 1.65%, 2/1/18	374	367,682
Merrill Lynch & Co., Inc., 6.11%, 1/29/37	135	139,460
Morgan Stanley, 3.45%, 11/2/15	323	335,004
Morgan Stanley, 4.875%, 11/1/22	787	789,159
Royal Bank of Scotland Group PLC, 6.10%, 6/10/23(3)	320	323,538
UBS AG/Stamford, CT, 5.875%, 7/15/16	350	387,623
Wachovia Bank NA, 6.00%, 11/15/17	420	484,628
Wells Fargo & Co., 3.45%, 2/13/23	435	408,120
Zions Bancorporation, 4.50%, 6/13/23	273	271,357

		$8,215,120

Beverages — 0.2%
Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	$226	$260,218

		$260,218

Broadcasting and Cable — 0.7%
Comcast Corp., 6.95%, 8/15/37	$387	$488,422
Nielsen Finance, LLC/Nielsen Finance Co., 4.50%, 10/1/20	500	483,750

		$972,172

Building Materials — 0.3%
Owens Corning, Inc., 4.20%, 12/15/22	$387	$378,402

		$378,402

Chemicals — 0.3%
LyondellBasell Industries NV, 6.00%, 11/15/21	$387	$442,574

		$442,574

Commercial Banks — 0.6%
ADT Corp. (The), 3.50%, 7/15/22	$381	$322,816
Regions Financial Corp., 7.375%, 12/10/37	400	424,690

		$747,506

Security	Principal Amount (000’s omitted)	Value
Commercial Services — 1.9%
CenturyLink, Inc., 7.60%, 9/15/39	$120	$108,000
Cielo SA/Cielo USA, Inc., 3.75%, 11/16/22(1)	500	431,250
Hillenbrand, Inc., 5.50%, 7/15/20	400	427,062
Verisk Analytics, Inc., 4.125%, 9/12/22	400	396,105
Waste Management, Inc., 7.375%, 3/11/19	593	716,999
Western Union Co. (The), 6.20%, 11/17/36	426	422,969

		$2,502,385

Communications Services — 1.9%
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	$420	$451,500
Rogers Communications, Inc., 3.00%, 3/15/23	452	418,172
Southaven Combined Cycle Generation, LLC, 3.846%, 8/15/33	387	391,718
Telefonica Emisiones SAU, 4.57%, 4/27/23	439	421,969
Verizon Communications, Inc., 2.50%, 9/15/16	300	309,496
Verizon Communications, Inc., 5.15%, 9/15/23	220	236,355
Verizon Communications, Inc., 6.55%, 9/15/43	220	249,202

		$2,478,412

Computers — 0.4%
Hewlett-Packard Co., 2.65%, 6/1/16	$148	$151,872
Hewlett-Packard Co., 3.75%, 12/1/20	290	282,395
Hewlett-Packard Co., 6.00%, 9/15/41	148	136,767

		$571,034

Diversified Financial Services — 0.8%
General Motors Financial Co., Inc., 4.25%, 5/15/23(1)	$500	$458,125
Jefferies Group, LLC, 5.125%, 1/20/23	284	286,871
SLM Corp., 5.50%, 1/25/23(3)	387	356,411

		$1,101,407

Diversified Manufacturing — 0.6%
Joy Global, Inc., 5.125%, 10/15/21	$387	$408,844
Tyco Electronics Group SA, 6.55%, 10/1/17	348	401,695

		$810,539

Electric Utilities — 2.6%
Comision Federal de Electricidad, 4.875%, 5/26/21(1)	$645	$664,350
Enel Finance International NV, 6.00%, 10/7/39(1)	387	353,465
Exelon Generation Co., LLC, 5.20%, 10/1/19	426	467,274
Florida Power & Light Co., 4.125%, 2/1/42	516	485,329
Georgia Power Co., 4.30%, 3/15/42	484	437,757
Iberdrola Finance Ireland, Ltd., 5.00%, 9/11/19(1)	300	318,484
ITC Holdings Corp., 4.05%, 7/1/23	310	307,845
PPL Energy Supply, LLC, 6.50%, 5/1/18	419	474,385

		$3,508,889

Electrical and Electronic Equipment — 1.0%
Amphenol Corp., 4.00%, 2/1/22	$593	$589,372
Energizer Holdings, Inc., 4.70%, 5/19/21	710	731,213

		$1,320,585

Energy — 1.1%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$570	$663,315
Petrobras International Finance Co., 7.875%, 3/15/19	284	328,399
Total Capital International SA, 2.70%, 1/25/23	490	457,328

		$1,449,042

Financial Services — 1.1%
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	$456	$471,960
Ford Motor Credit Co., LLC, 3.00%, 6/12/17	516	530,925
Janus Capital Group, Inc., 6.70%, 6/15/17	370	413,870

		$1,416,755

Security	Principal Amount (000’s omitted)	Value
Foods — 1.1%
ConAgra Foods, Inc., 4.95%, 8/15/20(1)	$471	$497,996
Delhaize Group SA, 5.70%, 10/1/40	645	632,127
Mondelez International, Inc., 5.375%, 2/10/20	360	407,176

		$1,537,299

Health Services — 0.5%
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	$400	$419,000
HCA, Inc., 6.50%, 2/15/20	205	222,681

		$641,681

Home Construction — 1.1%
Lennar Corp., 5.60%, 5/31/15	$400	$424,000
MDC Holdings, Inc., 5.625%, 2/1/20	413	426,838
MDC Holdings, Inc., 6.00%, 1/15/43	110	95,706
Toll Brothers Finance Corp., 4.375%, 4/15/23(3)	565	521,213

		$1,467,757

Insurance — 2.1%
Aflac, Inc., 4.00%, 2/15/22	$260	$267,318
American International Group, Inc., 5.85%, 1/16/18	413	470,603
Genworth Financial, Inc., 7.625%, 9/24/21(3)	329	389,577
ING US, Inc., 2.90%, 2/15/18	387	389,052
Principal Financial Group, Inc., 6.05%, 10/15/36	185	213,956
Prudential Financial, Inc., 6.00%, 12/1/17	310	359,805
Willis Group Holdings PLC, 4.125%, 3/15/16	265	278,521
XLIT, Ltd., 5.75%, 10/1/21	342	390,219

		$2,759,051

Internet Software & Services — 0.8%
Equinix, Inc., 7.00%, 7/15/21	$540	$577,125
VeriSign, Inc., 4.625%, 5/1/23(1)	516	487,620

		$1,064,745

Lodging and Gaming — 0.9%
International Game Technology, 7.50%, 6/15/19	$200	$234,127
Penn National Gaming, Inc., 8.75%, 8/15/19	380	418,000
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18	445	525,691

		$1,177,818

Medical Products — 0.5%
Mylan Inc., 3.125%, 1/15/23(1)(3)	$774	$705,695

		$705,695

Mining — 0.3%
Barrick Gold Corp., 3.85%, 4/1/22	$480	$425,419

		$425,419

Oil and Gas-Equipment and Services — 1.0%
Cameron International Corp., 4.50%, 6/1/21	$600	$645,554
Rowan Cos., Inc., 7.875%, 8/1/19	348	420,072
Transocean, Inc., 2.50%, 10/15/17	213	213,815

		$1,279,441

Pipelines — 0.6%
DCP Midstream Operating LP, 4.95%, 4/1/22	$452	$450,859
Energy Transfer Partners LP, 4.90%, 2/1/24	387	394,221

		$845,080

Real Estate Investment Trusts (REITs) — 1.8%
AvalonBay Communities, Inc., 2.85%, 3/15/23	$277	$252,199
BRE Properties, Inc., 5.50%, 3/15/17	445	490,723
CubeSmart LP, 4.80%, 7/15/22	387	403,311
Host Hotels & Resorts LP, 4.75%, 3/1/23	393	395,709

Security	Principal Amount (000’s omitted)	Value
Mack-Cali Realty LP, 3.15%, 5/15/23	$374	$330,166
Simon Property Group LP, 2.75%, 2/1/23	645	593,320

		$2,465,428

Retail-Specialty and Apparel — 2.7%
Advance Auto Parts, Inc., 4.50%, 1/15/22	$400	$394,894
AutoNation, Inc., 5.50%, 2/1/20	419	438,379
AutoZone, Inc., 4.00%, 11/15/20	452	462,769
Best Buy Co., Inc., 5.00%, 8/1/18	457	471,853
Dollar General Corp., 4.125%, 7/15/17	671	713,861
Gap, Inc. (The), 5.95%, 4/12/21	658	730,429
Staples, Inc., 4.375%, 1/12/23(3)	387	373,745

		$3,585,930

Software — 0.3%
Fiserv, Inc., 3.50%, 10/1/22	$406	$385,279

		$385,279

Total Corporate Bonds & Notes (identified cost $46,890,346)		$46,639,464

Agency Mortgage-Backed Securities — 26.5%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Gold Pool #C03815, 3.50%, 3/1/42	$1,007	$1,024,425
Gold Pool #C09032, 3.50%, 2/1/43	1,148	1,166,867
Gold Pool #G04309, 5.50%, 5/1/38	1,067	1,154,006
Gold Pool #G18176, 5.00%, 4/1/22	217	231,772
Pool #A97620, 4.50%, 3/1/41	857	912,688
Pool #C03517, 4.50%, 9/1/40	949	1,010,435
Pool #C09013, 3.00%, 9/1/42	1,089	1,061,790
Pool #C09023, 3.50%, 12/1/42	1,078	1,096,392
Pool #E03124, 3.00%, 4/1/27	1,917	1,983,013
Pool #G05958, 5.00%, 8/1/40	527	568,610
Pool #G06091, 5.50%, 5/1/40	607	657,081
Pool #G08348, 5.00%, 6/1/39	489	527,158
Pool #G08528, 3.00%, 4/1/43	1,954	1,904,978
Pool #G18309, 4.50%, 5/1/24	412	436,960
Pool #G18441, 2.50%, 8/1/27	323	324,782
Pool #Q00285, 4.50%, 4/1/41	1,388	1,479,146

		$15,540,103

Federal National Mortgage Association:
Pool #735415, 6.50%, 12/1/32	$630	$703,833
Pool #890397, 3.50%, 12/1/26	142	149,625
Pool #890516, 5.00%, 2/1/39	849	923,226
Pool #918109, 5.00%, 5/1/37	1,244	1,347,735
Pool #929009, 6.00%, 1/1/38	765	839,763
Pool #995203, 5.00%, 7/1/35	70	76,605
Pool #AB1776, 3.50%, 11/1/25	713	753,033
Pool #AB4827, 3.50%, 4/1/42	611	622,769
Pool #AB6633, 3.50%, 10/1/42	1,096	1,117,815
Pool #AC8540, 4.50%, 12/1/24	319	339,276
Pool #AE0949, 4.00%, 2/1/41	716	751,042
Pool #AE0971, 4.00%, 5/1/25	195	207,347
Pool #AE4680, 4.00%, 11/1/40	357	374,732
Pool #AE7535, 4.00%, 10/1/40	649	681,121
Pool #AE7758, 3.50%, 11/1/25	456	481,265
Pool #AE9757, 4.00%, 12/1/40	136	142,242

Security	Principal Amount (000’s omitted)	Value
Pool #AH1559, 4.00%, 12/1/40	$759	$796,817
Pool #AH3804, 4.00%, 2/1/41	1,261	1,323,187
Pool #AH6827, 4.00%, 3/1/26	581	617,875
Pool #AH9055, 4.50%, 4/1/41	1,025	1,096,229
Pool #AK3264, 3.00%, 2/1/27	487	504,554
Pool #AL0161, 4.00%, 4/1/41	103	107,950
Pool #AL2897, 3.50%, 1/1/43	1,571	1,602,274
Pool #AO3759, 3.50%, 5/1/42	1,073	1,094,530
Pool #MA1003, 3.50%, 3/1/42	1,179	1,202,592
Pool #MA1060, 2.50%, 5/1/27	421	423,742
Pool #MA1438, 2.50%, 5/1/28	1,452	1,462,375

		$19,743,554

Government National Mortgage Association,
Pool #781412, 6.50%, 2/15/17	$91	$96,838

		$96,838

Total Agency Mortgage-Backed Securities (identified cost $35,242,785)		$35,380,495

Commercial Mortgage-Backed Securities — 8.8%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC, Series 2013-1, Class A, 2.40%, 11/15/25(1)	$250	$249,277
BACM, Series 2006-3, Class A4, 5.889%, 7/10/44(4)	45	49,467
BACM, Series 2006-5, Class AM, 5.448%, 9/10/47	130	137,746
BSCMS, Series 2004-T14, Class A4, 5.20%, 1/12/41(4)	232	234,542
BSCMS, Series 2005-PW10, Class A4, 5.405%, 12/11/40(4)	50	53,458
CDCMT, Series 2006-CD3, Class A5, 5.617%, 10/15/48	100	109,837
CGCMT, Series 2004-C1, Class A4, 5.605%, 4/15/40(4)	364	369,601
CGCMT, Series 2012-GC8, Class A2, 1.813%, 9/10/45	400	401,146
COMM, Series 2012-CR2, Class AM, 3.791%, 8/15/45	165	164,414
COMM, Series 2012-CR5, Class A4, 2.771%, 12/10/45	110	103,530
COMM, Series 2012-LC4, Class C, 5.824%, 12/10/44(4)	215	227,911
COMM, Series 2013-CR10, Class D, 4.959%, 8/10/46(1)(4)	115	100,772
DBUBS, Series 2011-LC1A, Class A1, 3.742%, 11/10/46(1)	557	586,374
DDR, Series 2009-DDR1, Class C, 6.223%, 10/14/22(1)	500	519,339
ESA, Series 2013-ESH7, Class D7, 5.521%, 12/5/31(1)(4)	550	554,026
FMBT, Series 2012-FBLU, Class B, 3.875%, 5/5/27(1)	400	413,880
GECMC, Series 2004-C1, Class A3, 4.596%, 11/10/38	5	4,999
GECMC, Series 2004-C2, Class A4, 4.893%, 3/10/40	335	336,975
GMACC, Series 2004-C3, Class A5, 4.864%, 12/10/41	400	414,245
JPMCC, Series 2003-CB7, Class A4, 4.879%, 1/12/38(4)	38	37,679
JPMCC, Series 2005-LDP1, Class A3, 4.865%, 3/15/46	300	303,152
JPMCC, Series 2006-LDP7, Class A4, 6.056%, 4/15/45(4)	225	247,490
JPMCC, Series 2011-C3, Class A2, 3.673%, 2/15/46(1)	675	711,508
JPMCC, Series 2013-LC11, Class AS, 3.216%, 4/15/46	220	208,253
MLCFC, Series 2006-4, Class A3, 5.172%, 12/12/49(4)	300	327,951
MOTEL 6, Series 2012-MTL6, Class D, 3.781%, 10/5/25(1)	425	413,766
MSC, Series 2003-IQ6, Class A4, 4.97%, 12/15/41	72	72,238
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40(4)	329	335,558
MSC, Series 2006-HQ8, Class A4, 5.597%, 3/12/44(4)	500	538,041
NCUA Guaranteed Notes, Series 2010-C1, Class A1, 1.60%, 10/29/20	517	521,379
NCUA Guaranteed Notes, Series 2010-R1, Class 2A, 1.84%, 10/7/20	154	155,801
NCUA Guaranteed Notes, Series 2010-R3, Class 3A, 2.40%, 12/8/20	270	277,477
ORES, Series 2012-LV1, Class A, 4.00%, 9/25/44(1)	15	15,286

Security	Principal Amount (000’s omitted)	Value
RBSCF, Series 2010-MB1, Class C, 4.84%, 4/15/24(1)(4)	$325	$337,893
RIAL, Series 2013-LT2, Class A, 2.833%, 5/22/28(1)	131	131,330
WBCMT, Series 2004-C10, Class A4, 4.748%, 2/15/41	287	288,544
WBCMT, Series 2006-C28, Class A4, 5.572%, 10/15/48	320	351,905
WBCMT, Series 2006-C28, Class AM, 5.603%, 10/15/48(4)	260	281,699
WFCM, Series 2010-C1, Class C, 5.771%, 11/15/43(1)(4)	500	535,909
WFCM, Series 2013-LC12, Class D, 4.44%, 7/15/46(1)(4)	550	455,433
WF-RBS, Series 2013-C13, Class AS, 3.345%, 5/15/45	80	76,071

Total Commercial Mortgage-Backed Securities (identified cost $11,565,286)		$11,655,902

Asset-Backed Securities — 1.0%

Security	Principal Amount (000’s omitted)	Value
Automotive — 0.8%
AESOP, Series 2010-3A, Class B, 6.74%, 5/20/16(1)	$850	$909,536
CARMX, Series 2013-1, Class A3, 0.60%, 10/16/17	225	224,570

		$1,134,106

Lodging and Gaming — 0.2%
MVW Owner Trust, Series 2013-1A, Class A, 2.15%, 4/22/30(1)	$214	$214,250

		$214,250

Total Asset-Backed Securities (identified cost $1,288,952)		$1,348,356

Foreign Government Bonds — 0.3%

Security	Principal Amount (000’s omitted)	Value
Bermuda — 0.3%
Government of Bermuda, 4.854%, 2/6/24(1)	$393	$391,305

		$391,305

Total Foreign Government Bonds (identified cost $393,707)		$391,305

U.S. Treasury Obligations — 23.3%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 3.125%, 2/15/43	$410	$367,335
U.S. Treasury Bond, 3.875%, 8/15/40	2,970	3,094,137
U.S. Treasury Bond, 4.50%, 2/15/36	175	202,180
U.S. Treasury Bond, 5.375%, 2/15/31	1,415	1,805,341
U.S. Treasury Inflation-Protected Note, 0.50%, 4/15/15(5)	2,077	2,123,667
U.S. Treasury Note, 1.75%, 5/15/22	10	9,476
U.S. Treasury Note, 2.00%, 4/30/16	8,795	9,137,521
U.S. Treasury Note, 2.625%, 8/15/20	70	73,084
U.S. Treasury Note, 3.375%, 11/15/19	1,150	1,261,990
U.S. Treasury Note, 3.50%, 2/15/18	6,120	6,726,259
U.S. Treasury Note, 4.00%, 2/15/15	5,935	6,244,267

Total U.S. Treasury Obligations (identified cost $31,178,578)		$31,045,257

Preferred Securities — 2.7%

Security	Shares	Value
Commercial Banks — 0.5%
JPMorgan Chase & Co., Series Q, 5.15% to 5/1/23(2)	400	$361,041
PNC Financial Services Group, Inc. (The), 4.85% to 6/1/23(2)	350	308,665

		$669,706

Diversified Financial Services — 1.0%
General Electric Capital Corp., Series A, 7.125% to 6/15/22(2)	3.07	$341,593
General Electric Capital Corp., Series B, 6.25% to 12/15/22(2)	2	206,500
PPTT, 2006-A GS, Class A, 5.99%(1)(6)	4	806,501

		$1,354,594

Electric Utilities — 0.6%
Electricite de France SA, 5.25% to 1/29/23(1)(2)	300	$286,995
NextEra Energy Capital Holdings, Inc., Series I, 5.125%(3)	13,272	255,519
SCE Trust I, 5.625%(3)	15,000	308,250

		$850,764

Insurance — 0.6%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(2)(7)	2,000	$800,125

		$800,125

Total Preferred Securities (identified cost $5,097,681)		$3,675,189

Tax-Exempt Investments — 0.2%

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 0.2%
Detroit, MI, Water Supply System, 5.25%, 7/1/41	$278	$251,693

		$251,693

Total Tax-Exempt Investments (identified cost $246,259)		$251,693

Interest Rate Swaptions — 0.5%

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value
Option to receive 3-month USD-LIBOR-BBA Rate and pay 3.20%	Citibank NA	9/29/14	$6,000	$202,110
Option to receive 3-month USD-LIBOR-BBA Rate and pay 3.21%	Citibank NA	8/7/14	15,000	424,950

Total Interest Rate Swaptions (identified cost $731,925)				$627,060

Short-Term Investments — 2.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.07%(8)(9)	$2,156	$2,155,630
Eaton Vance Cash Reserves Fund, LLC, 0.11%(9)	1,739	1,739,408

Value

Total Short-Term Investments (identified cost $3,895,038)	$3,895,038

Total Investments — 101.2% (identified cost $136,530,557)	$134,909,759

Other Assets, Less Liabilities — (1.2)%	$(1,563,783)

Net Assets — 100.0%	$133,345,976

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AESOP	-	Avis Budget Rental Car Funding LLC

BACM	-	Banc of America Commercial Mortgage Trust

BSCMS	-	Bear Stearns Commercial Mortgage Securities Trust

CARMX	-	CarMax Auto Owner Trust

CDCMT	-	CD Commercial Mortgage Trust

CGCMT	-	Citigroup Commercial Mortgage Trust

COMM	-	Commercial Mortgage Pass-Through Certificates

DBUBS	-	DBUBS Mortgage Trust

DDR	-	Developers Diversified Realty Corp.

ESA	-	Extended Stay America Trust

FMBT	-	Fontainebleau Miami Beach Trust

GECMC	-	General Electric Commercial Mortgage Corp.

GMACC	-	GMAC Commercial Mortgage Securities, Inc. Trust

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Trust

MLCFC	-	ML-CFC Commercial Mortgage Trust

MSC	-	Morgan Stanley Capital I Trust

NCUA	-	National Credit Union Administration

ORES	-	Oaktree Real Estate Investments/Sabal

PPTT	-	Preferred Pass-Through Trust

RBSCF	-	Royal Bank of Scotland Commercial Funding

RIAL	-	Rialto Real Estate Fund LP

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

WFCM	-	Wells Fargo Commercial Mortgage Trust

WF-RBS	-	WF-RBS Commercial Mortgage Trust

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2013, the aggregate value of these securities is $13,290,809 or 10.0% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	All or a portion of this security was on loan at September 30, 2013.

(4)	Weighted average fixed-rate coupon that changes/updates monthly.

(5)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(6)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2013.

(7)	Non-income producing security.

(8)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2013. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At September 30, 2013, the Portfolio loaned securities having a market value of $2,107,923 and received $2,155,630 of cash collateral for the loans.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2013. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2013 was $778 and $1,357, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$136,531,469

Gross unrealized appreciation	$1,858,639
Gross unrealized depreciation	(3,480,349)

Net unrealized depreciation	$(1,621,710)

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swaptions.

At September 30, 2013, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $627,060.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$46,639,464	$—	$46,639,464
Agency Mortgage-Backed Securities	—	35,380,495	—	35,380,495
Commercial Mortgage-Backed Securities	—	11,655,902	—	11,655,902
Asset-Backed Securities	—	1,348,356	—	1,348,356
Foreign Government Bonds	—	391,305	—	391,305
U.S. Treasury Obligations	—	31,045,257	—	31,045,257
Preferred Securities	308,250	3,366,939	—	3,675,189
Tax-Exempt Investments	—	251,693	—	251,693
Interest Rate Swaptions	—	627,060	—	627,060
Short-Term Investments	—	3,895,038	—	3,895,038
Total Investments	$308,250	$134,601,509	$—	$134,909,759

The Portfolio held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At September 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Income Portfolio

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	November 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 25, 2013